                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/07

Check here if Amendment: [ ]; Amendment Number:
                                                -------------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empire Capital Management, LLC
Address:   1 Gorham Island
           Westport, CT 06880

Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James Morley
Title:   Client Service Representative
Phone:   212-713-9117

Signature, Place, and Date of Signing:


James Morley                                   New York, NY         5/14/07
-------------------------------------   -------------------------   ------------
    [Signature]                               [City, State]         [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-
    ----------------   -------------------------

[Repeat as necessary.]

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            None

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:   $266,253
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

---   --------------------   -------------------------
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

UBS SECURITIES LLC   3/31/2007   1

COLUMN 1                   COLUMN 2  COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------------
                           TITLE OF                VALUE      SHRS OR SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP       [x$1000]    PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------
ALVARION LTD               OTC EQ   M0861T100 $  3,870,480.00  480805 N   X               FINE      480805      0    0
AMDOCS LIMITED             COMMON   G02602103 $  8,375,808.00  229600 N   X               FINE      229600      0    0
AMERICAN TOWER SYSTEM CORP COMMON   029912201 $ 11,685,000.00  300000 N   X               FINE      300000      0    0
ARUBA NETWORKS INC         OTC EQ   043176106 $  1,158,930.00   79000 N   X               FINE       79000      0    0
ATHEROS COMMUNICATIONS INC OTC EQ   04743P108 $  1,196,500.00   50000 N   X               FINE       50000      0    0
AU OPTRONICS CORP          COMMON   002255107 $  3,861,000.00  270000 N   X               FINE      270000      0    0
BLUE COAT SYSTEMS INC      OTC EQ   09534T508 $  5,509,500.00  150000 N   X               FINE      150000      0    0
BOOKHAM INC                OTC EQ   09856E105 $  5,863,562.00 2583067 N   X               FINE     2583067      0    0
C-COR.NET CORPORATION      OTC EQ   125010108 $  2,931,958.00  211541 N   X               FINE      211541      0    0
CHECK POINT SOFTWARE TECH  OTC EQ   M22465104 $    467,880.00   21000 N   X               FINE       21000      0    0
CHORDIANT SOFTWARE INC     OTC EQ   170404305 $  7,246,325.00  700128 N   X               FINE      700128      0    0
CISCO SYSTEMS INC          OTC EQ   17275R102 $  2,616,825.00  102500 N   X               FINE      102500      0    0
COMCAST CORPORATION        OTC EQ   20030N200 $  7,641,000.00  300000 N   X               FINE      300000      0    0
COMVERSE TECHNOLOGY INC    OTC EQ   205862402 $  7,686,000.00  360000 N   X               FINE      360000      0    0
DELL INC                   OTC EQ   24702R101 $  4,177,800.00  180000 N   X               FINE      180000      0    0
DIGITAL VIDEO SYSTEMS INC  OTC EQ   25387R506 $     24,098.00  172128 N   X               FINE      172128      0    0
EBAY INC                   OTC EQ   278642103 $  5,635,500.00  170000 N   X               FINE      170000      0    0
ENTRUST INC                OTC EQ   293848107 $  9,871,122.00 2449410 N   X               FINE     2449410      0    0
ERICCSON L M TEL CO ADR CL OTC EQ   294821608 $  2,225,400.00   60000 N   X               FINE       60000      0    0
EXTREME NETWORKS INC       OTC EQ   30226D106 $  2,410,770.00  569922 N   X               FINE      569922      0    0
F5 NETWORKS INC            OTC EQ   315616102 $  6,067,880.00   91000 N   X               FINE       91000      0    0
GENESIS MICROCHIP INC      OTC EQ   37184C103 $  3,716,000.00  400000 N   X               FINE      400000      0    0
GIGAMEDIA LTD              OTC EQ   Y2711Y104 $  2,527,650.00  182898 N   X               FINE      182898      0    0
GOOGLE INC                 OTC EQ   38259P508 $ 11,912,160.00   26000 N   X               FINE       26000      0    0
HARMONIC INC               OTC EQ   413160102 $    933,794.00   95091 N   X               FINE       95091      0    0
I D SYSTEMS INC DEL        OTC EQ   449489103 $ 13,233,000.00 1100000 N   X               FINE     1100000      0    0
KANA SOFTWARE INC          OTC EQ   483600300 $ 10,730,000.00 2900000 N   X               FINE     2900000      0    0
LANTRONIX INC              OTC EQ   516548104 $ 10,181,120.00 6363200 N   X               FINE     6363200      0    0
MICREL INC.                OTC EQ   594793101 $  6,612,000.00  600000 N   X               FINE      600000      0    0
MILLICOM INTERNATIONAL     OTC EQ   L6388F110 $  7,836,000.00  100000 N   X               FINE      100000      0    0
NETLOGIC MICROSYSTEMS INC  OTC EQ   64118B100 $  6,255,700.00  235000 N   X               FINE      235000      0    0
                                               174,460,762.00

Page 2
NOVELL INC                 OTC EQ   670006105 $  3,610,000.00  500000 N   X               FINE      500000      0    0
NUANCE COMMUNICATIONS INC  OTC EQ   67020Y100 $  2,732,835.00  178500 N   X               FINE      178500      0    0
NVIDIA CORP                OTC EQ   67066G104 $  2,878,000.00  100000 N   X               FINE      100000      0    0
OASYS MOBILE INC           OTC EQ   67421G104 $    863,514.00 2616710 N   X               FINE     2616710      0    0
PROTOKINETIX INC COM       OTC EQ   743722100 $  1,413,600.00 3720000 N   X               FINE     3720000      0    0
QUALCOMM INC               OTC EQ   747525103 $ 13,864,500.00  325000 N   X               FINE      325000      0    0
RESEARCH IN MOTION LTD NEW OTC EQ   760975102 $ 11,601,650.00   85000 N   X               FINE       85000      0    0
RIVERBED TECHNOLOGY INC    OTC EQ   768573107 $  8,374,920.00  303000 N   X               FINE      303000      0    0
SBA COMMUNCATIONS CORP     OTC EQ   78388J106 $  6,574,727.00  222495 N   X               FINE      222495      0    0
SIEMENS A G                COMMON   826197501 $  1,608,000.00   15000 N   X               FINE       15000      0    0

SIERRA WIRELESS INC        OTC EQ   826516106 $  5,491,500.00  350000 N   X               FINE      350000      0    0
SIRF TECHNOLOGY HOLDINGS I OTC EQ   82967H101 $  1,943,200.00   70000 N   X               FINE       70000      0    0
STOCKERYALE INC            OTC EQ   86126T203 $  5,056,650.00 3305000 N   X               FINE     3305000      0    0
TEXAS INSTRUMENTS INC      COMMON   882508104 $  5,719,000.00  190000 N   X               FINE      190000      0    0
TIME WARNER TELECOM INC CL OTC EQ   887319101 $  5,192,500.00  250000 N   X               FINE      250000      0    0
TUMBLEWEED COMMUNICATIONS  OTC EQ   899690101 $ 14,868,010.00 4843000 N   X               FINE     4843000      0    0
                                              $ 91,792,606.00
                                              $266,253,368.00 TOTAL